Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Oct. 01, 2019
Crow Point Small-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	GAMIX